Post-employment benefits - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits
Accumulated at the beginning of the year	R$ 290,378	R$ 180,311	R$ 204,788
Actuarial gain (loss) arising from financial assumptions	3,486	168,351	(62,807)
Actuarial (loss) gain arising from experience adjustment	8,449	(23,575)	62,889
Actuarial loss arising from demographic assumptions			(22,116)
Return on investments in the year (excluding interest income)	(11,730)	(34,709)	(2,443)
Accumulated at the end of the year	R$ 290,583	R$ 290,378	R$ 180,311